Amounts Due to Related Party and Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) - Related Party [Member] - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Convertible notes payable to Dr. Michael Dent carried at fair value	$ 4,235,519	$ 671,025
Face value of convertible notes payable to Dr. Michael Dent carried at amortized value	542,692	2,315,000
Less: unamortized discounts on convertible notes payable	(32,739)	(494,104)
Carrying value of convertible notes payable to Dr. Michael Dent	4,745,472	2,491,921
Undocumented advances payable to Dr. Michael Dent	170,000	420,000
Deferred compensation payable to Dr. Michael Dent	300,600	300,600	$ 300,600
Notes payable and other amounts due to related party, net	$ 5,216,072	$ 3,212,521	$ 471,742